5. Risk management (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing - US$ | $		$ 4,239,817			$ 4,615,476
Borrowings and financing - Yen | ¥			¥ 2,097,225			¥ 2,026,726
Interest and charges from borrowings and financing - US$ | $		32,242			40,193
Interest and charges from borrowings and financing - Yen | ¥			12,725			12,517
Total exposure | R$	R$ 6,382,009			R$ 6,694,912
Borrowing cost - US$ | $		(20,173)			(22,390)
Borrowing cost - Yen | ¥			(3,038)			(3,113)
Total foreign currency-denominated borrowings | R$	R$ 6,358,798			R$ 6,669,409
Foreign currency
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing - US$ | $		$ 1,051,881			$ 1,191,152
Borrowings and financing - Yen | ¥			¥ 56,452,885			¥ 57,463,173